Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/03/25 - 01/31/25
Interest Accrual Period	01/29/25 - 02/17/25
30/360 Days	16
Actual/360 Days	20
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,225,361,707.15	45,263
Original Yield Supplement Overcollateralization Amount	80,311,393.14	0
Aggregate Starting Principal Balance	1,305,673,100.29	45,263
Principal Payments	39,152,177.86	710
Defaulted Receivables	46,136.08	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	77,062,681.57	0
Pool Balance at 01/31/25	1,189,412,104.78	44,552

Pool Statistics	$ Amount	# of Accounts
Pool Factor	97.00%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	5,748,082.17	185
Past Due 61-90 days	36,429.35	1
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	5,784,511.52	186

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.00%
Delinquency Trigger Occurred	NO

Recoveries	(3,675.52)
Aggregate Net Losses/(Gains) - January 2025	49,811.60
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	10,704,708.94
Actual Overcollateralization	6,321,560.55
Weighted Average Contract Rate	6.61%
Weighted Average Contract Rate, Yield Adjusted	9.52%
Weighted Average Remaining Term	60.23

Flow of Funds	$ Amount
Collections	45,979,364.75
Investment Earnings on Cash Accounts	1,069.09
Servicing Fee	(1,015,523.52)
Transfer to Collection Account	-
Available Funds	44,964,910.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,570,225.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	82,995.91
(5) Noteholders' Second Priority Principal Distributable Amount	17,567,895.22
(6) Class C Interest	42,233.16
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,321,560.55
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	44,964,910.32

Servicing Fee	1,015,523.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Original Note Balance	1,225,360,000.00
Principal Paid	42,269,455.77
Note Balance @ 02/18/25	1,183,090,544.23

Class A-1
Original Note Balance	241,400,000.00
Principal Paid	42,269,455.77
Note Balance @ 02/18/25	199,130,544.23
Note Factor @ 02/18/25	82.4898692%

Class A-2a
Original Note Balance	309,760,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	309,760,000.00
Note Factor @ 02/18/25	100.0000000%

Class A-2b
Original Note Balance	110,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	110,000,000.00
Note Factor @ 02/18/25	100.0000000%

Class A-3
Original Note Balance	419,760,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	419,760,000.00
Note Factor @ 02/18/25	100.0000000%

Class A-4
Original Note Balance	89,300,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	89,300,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Original Note Balance	36,760,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	36,760,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Original Note Balance	18,380,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	18,380,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,695,454.55
Total Principal Paid	42,269,455.77
Total Paid	44,964,910.32

Class A-1
Coupon	4.41100%
Interest Paid	591,564.11
Principal Paid	42,269,455.77
Total Paid to A-1 Holders	42,861,019.88

Class A-2a
Coupon	4.49000%
Interest Paid	618,143.29
Principal Paid	0.00
Total Paid to A-2a Holders	618,143.29

Class A-2b
SOFR Rate	4.33693%
Coupon	4.66693%
Interest Paid	285,201.28
Principal Paid	0.00
Total Paid to A-2b Holders	285,201.28

Class A-3
Coupon	4.73000%
Interest Paid	882,428.80
Principal Paid	0.00
Total Paid to A-3 Holders	882,428.80

Class A-4
Coupon	4.86000%
Interest Paid	192,888.00
Principal Paid	0.00
Total Paid to A-4 Holders	192,888.00

Class B
Coupon	5.08000%
Interest Paid	82,995.91
Principal Paid	0.00
Total Paid to B Holders	82,995.91

Class C
Coupon	5.17000%
Interest Paid	42,233.16
Principal Paid	0.00
Total Paid to C Holders	42,233.16

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1997246
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.4955407
Total Distribution Amount	36.6952653

A-1 Interest Distribution Amount	2.4505556
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	175.1013081
Total A-1 Distribution Amount	177.5518637

A-2a Interest Distribution Amount	1.9955556
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.9955556

A-2b Interest Distribution Amount	2.5927389
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.5927389

A-3 Interest Distribution Amount	2.1022222
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1022222

A-4 Interest Distribution Amount	2.1600000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.1600000

B Interest Distribution Amount	2.2577777
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.2577777

C Interest Distribution Amount	2.2977780
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.2977780

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	415.62
Noteholders' Third Priority Principal Distributable Amount	434.83
Noteholders' Principal Distributable Amount	149.55

Account Balances	$ Amount
Reserve Account
Balance as of 01/29/25	3,063,404.27
Investment Earnings	1,069.09
Investment Earnings Paid	(1,069.09)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27